INCOME TAX (Details Narrative)	12 Months Ended
Oct. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 1,263,000
Federal statutory rates	21.00%
State tax statutory rates	5.75%